Geographic Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule Of Revenues From External Customers
Revenues from external customers:

	Year ended December 31,
	2015	2014	2013

United States	$11,424	$11,712	$12,726
Germany	7,326	9,191	10,321
Europe (other than Germany)	3,460	4,635	4,086
Asia	3,436	3,600	2,717
Israel	1,958	1,985	1,602
Other	158	802	796

	$27,762	$31,925	$32,248

Schedule of Property and Equipment by Geographical Area
The Company's net amount of property and equipment is as follows:
	December 31
	2015	2014

Israel	$825	$661
United States	1,264	1,177
Germany	155	377
Other	77	186

	$2,321	$2,401